Long-Term Debt - Narrative (Details) (USD $)	0 Months Ended	3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Long-term debt		$ 1,598,000,000		$ 0	$ 0
Covenant description		The Credit Agreement requires, in connection with the incurrence of certain indebtedness, that we maintain a Consolidated Total Leverage Ratio, which is the ratio of our consolidated total debt to our Consolidated EBITDA for the trailing four consecutive quarters, of no greater than 6.0 to 1.0.
Debt Covenant, Consolidated Total Leverage Ratio		6.0
Consolidated Total Leverage Ratio		3.8
Debt Instrument [Line Items]
Deferred financing costs		29,100,000
Distribution of net debt proceeds to CBS		1,523,800,000	0
Net proceeds retained from incurrence of debt	50,000,000
Secured Debt | Term Loan, due 2021
Line of Credit Facility [Line Items]
Long-term debt		798,000,000		0
Debt Instrument [Line Items]
Debt face amount	800,000,000
Maturity date	Jan. 31, 2021
Stated interest rate		2.25%
Adjustment to term loan reference rate to arrive at effective rate		plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%
Basis spread on variable rate		0.75%
Interest rate at period end		3.00%
Debt discount at issuance	2,000,000
Senior Notes
Line of Credit Facility [Line Items]
Long-term debt		800,000,000		0
Senior Notes | 5.250% senior unsecured notes, due 2022
Line of Credit Facility [Line Items]
Long-term debt		400,000,000		0
Debt Instrument [Line Items]
Debt face amount	400,000,000
Maturity date	Jan. 31, 2022
Stated interest rate	5.25%
Allowable early redemption percentage for senior notes		35.00%
Senior Notes | 5.625% senior unsecured notes, due 2024
Line of Credit Facility [Line Items]
Long-term debt		400,000,000		0
Debt Instrument [Line Items]
Debt face amount	400,000,000
Maturity date	Jan. 31, 2024
Stated interest rate	5.625%
Allowable early redemption percentage for senior notes		35.00%
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt at fair value		1,600,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	425,000,000
Credit facility, expiration date	Jan. 31, 2019
Cash adjustment to debt compliance calculation		150,000,000
Long-term debt		0
Covenant description		The Credit Agreement contains certain customary affirmative and negative covenants. The terms of the Revolving Credit Facility require that we maintain a Maximum Consolidated Net Secured Leverage Ratio of no greater than 3.5 to 1.0. If we elect to be taxed as a REIT, the Maximum Consolidated Net Secured Leverage Ratio will increase to 4.0 to 1.0.
Maximum consolidated net secured leverage ratio		3.5
Maximum consolidated net secured coverage ratio, REIT election		4.0
Maximum consolidated net secured leverage ratio		1.6
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 80,000,000